                               INVESTMENT ADVISER
                          OLDE ASSET MANAGEMENT, INC.

                             PRINCIPAL UNDERWRITER
                           OLDE DISCOUNT CORPORATION

                                   CUSTODIAN
                              THE BANK OF NEW YORK

                              INDEPENDENT AUDITORS
                               ERNST & YOUNG LLP

                                 TRANSFER AGENT
                           OLDE DISCOUNT CORPORATION

                         For information regarding your
                         account, telephone your local
                          OLDE Discount branch office
                                       or
                         OLDE Discount Customer Service
                               at: 1-800-235-3100
                      This report is authorized for use by
                    nonshareholders only when accompanied or
                      preceded by a current prospectus of
                              OLDE Custodian Fund.

                                      OLDE
                                 CUSTODIAN FUND
                              SEMI - ANNUAL REPORT
                                 APRIL 30, 2000
                                  (UNAUDITED)

                                   OLDE MONEY
                                 MARKET SERIES

                                  OLDE PREMIUM
                              MONEY MARKET SERIES

                               OLDE PREMIUM PLUS
                              MONEY MARKET SERIES

81471 - 6/00

[GRAPHIC OF BUILDING]

                                   [TOP LOGO]
                              OLDE CUSTODIAN FUND

                                            June 6, 2000

Dear Shareholder,

     We are pleased to present the Semi-Annual Report for the period ending April 30, 2000, for OLDE Custodian Fund. The Fund consists of OLDE Money Market Series, OLDE Premium Money Market Series, and OLDE Premium Plus Money Market Series. This report contains unaudited schedules of investments and financial statements for all three series.

     The past six months have been characterized by periods of increasing price volatility and higher interest rates as the Federal Reserve has shown determination to slow the growth of the U.S. economy. By initiating six federal funds rate increases since the summer of 1999, the Fed has pushed the federal funds rate up to 6.5%. This is the highest level since 1991. Recent economic reports do show the economy slowing and this may persuade the Fed to rethink its intentions for the June 28 FOMC meeting. Nonetheless, this may not be the end of the present tightening cycle.

     Generally, when the Federal Reserve embarks on a trend of tightening monetary policy, all interest rates move higher. The present environment has proved to be an exception to the norm. This is due, in large part, to the dichotomy of policies being undertaken by the Federal Reserve and the U.S. Treasury. While the Fed has been tightening in an attempt to slow the growth of bank reserves, the Treasury has been buying back treasury bonds (in an attempt to reduce total debt outstanding) leading to increased bank reserves. The Treasury's policy, in effect, lowers long-term rates, making Fed policy somewhat less effective.

     While this is problematic for the Federal Reserve, it creates a unique opportunity for money fund investors. Not only are nominal rates increasing as a result of the Fed's tightening, but real rates are increasing, since inflation has remained subdued. This appears to be the trend for the coming year.

     Strong economic growth has bolstered the financial position of many companies. Meanwhile the Adviser remains attentive to any changes in the creditworthiness of the Fund's portfolio holdings, giving special attention to the present and future financial condition of any firms targeted for investment. Our commitment to maintaining the quality and liquidity of the portfolios continues to be our top priority.

                                           Sincerely,
                                           OLDE CUSTODIAN FUND

                                           /s/ Lisa Fildes
                                           Lisa S. Fildes
                                           President

                                   [TOP LOGO]

--------------------------------------------------------------------------------
                              OLDE CUSTODIAN FUND
--------------------------------------------------------------------------------

                            OLDE MONEY MARKET SERIES
                            SCHEDULE OF INVESTMENTS
                                 APRIL 30, 2000
                                  (UNAUDITED)

 PRINCIPAL                                                                     AMORTIZED
  AMOUNT                                                                          COST
              DOMESTIC COMMERCIAL PAPER - 29.13%
$10,085,000   American General Finance Corporation, 6.030%, due
              05/01/00....................................................    $ 10,085,000
  4,595,000   Conagra Incorporated, 6.130%, due 05/02/00..................       4,594,218
 10,000,000   G.E. Capital Services, 6.050%, due 05/02/00.................       9,998,320
 12,220,000   General Motors Acceptance Corporation, 6.060%, due
              05/04/00....................................................      12,213,829
 11,000,000   Citicorp, 6.030%, due 05/05/00..............................      10,992,630
 11,395,000   CIT Group Incorporated L.P., 6.020%, due 05/08/00...........      11,381,662
 10,225,000   American General Finance Corporation, 6.010%, due
              05/09/00....................................................      10,211,344
 16,280,000   DaimlerChrysler N.A. Holding Corporation, 6.020%, due
              05/10/00....................................................      16,255,499
 13,255,000   Aetna Services Incorporated, 6.100%, due 05/12/00...........      13,230,294
  7,115,000   Goldman Sachs Group L.P., 6.060%, due 05/15/00..............       7,098,232
  6,305,000   Xerox Credit Corporation, 6.070%, due 05/16/00..............       6,289,054
  6,215,000   Goldman Sachs Group L.P., 6.030%, due 05/18/00..............       6,197,303
 10,015,000   Sears Roebuck Acceptance Corporation, 6.080%, due
              05/19/00....................................................       9,984,554
  8,015,000   Morgan Stanley Dean Witter Discover, 6.170%, due 05/26/00...       7,980,658
 11,080,000   Salomon Smith Barney Holdings, 6.110%, due 06/02/00.........      11,019,824
                                                                              ------------
                                                                               147,532,421
              YANKEE COMMERCIAL PAPER - 19.98%
 13,195,000   Bank One Australia, 6.080%, due 05/01/00....................      13,195,000
 29,350,000   FCE Bank PLC, 6.020%, due 05/11/00..........................      29,300,920
  6,810,000   Repsol International Finance, 6.080%, due 05/16/00..........       6,792,748
 13,960,000   Total Fina, 6.020%, due 05/17/00............................      13,922,649
 16,600,000   Deutsche Bank Financial Incorporated, 6.060%, due
              05/25/00....................................................      16,532,936
  8,000,000   Deutsche Bank Financial Incorporated, 6.160%, due
              05/30/00....................................................       7,960,302
 13,540,000   Bills Securitisation Limited, 6.100%, due 05/31/00..........      13,471,173
                                                                              ------------
                                                                               101,175,728

 PRINCIPAL                                                                     AMORTIZED
  AMOUNT                                                                          COST
              SHORT TERM NOTES - 48.33%
$ 5,000,000   Texaco Capital Incorporated, 5.110%, due 05/03/00...........    $  4,999,981
  8,000,000   Texaco Capital Incorporated, 5.941%, due 05/03/00 (a).......       7,999,960
  4,000,000   Continental Bank Corporation (BOA), 6.465%, due 05/18/00
              (a).........................................................       4,000,827
  5,000,000   IBM Corporation, 6.375%, due 06/15/00.......................       5,003,155
 11,000,000   John Deere Capital Corporation, 5.640%, due 06/19/00........      11,000,000
 10,000,000   Merrill Lynch & Company, 6.480%, due 06/21/00 (a)...........      10,004,103
  5,000,000   J.P. Morgan & Company, 6.220%, due 06/23/00 (a).............       5,000,000
  5,000,000   Merrill Lynch & Company, 6.748%, due 06/26/00 (a)...........       5,003,839
  8,000,000   National Rural Utilities CFC, 6.208%, due 06/26/00 (a)......       8,000,000
  7,000,000   PNC Bank NA, 6.130%, due 06/26/00 (a).......................       6,999,985
  4,000,000   DaimlerChrysler N.A. Holding Corporation, 6.011%, due
              07/06/00 (a)................................................       3,999,131
  8,000,000   Toyota Motor Credit Corporation, 5.770%, due 07/06/00.......       8,000,000
  8,000,000   Norwest Financial Incorporated, 6.175%, due 07/07/00 (a)....       7,999,355
  4,000,000   American Express Centurion Bank, 6.250%, due 07/13/00 (a)...       4,000,000
  8,000,000   First Tennessee Bank NA, 6.090%, due 07/17/00 (a)...........       7,999,328
  5,000,000   Paccar Financial Corporation, 5.540%, due 07/17/00..........       4,998,940
  5,000,000   American General Finance Corporation, 6.380%, due
              07/18/00....................................................       5,003,215
  9,000,000   Xerox Capital Europe, 6.221%, due 07/19/00 (a)..............       8,998,816
 10,000,000   IBM Credit Corporation, 5.580%, due 07/26/00................       9,996,545
  8,000,000   Ford Motor Credit Company, 6.058%, due 08/18/00 (a).........       7,998,070
  6,000,000   Morgan Stanley Dean Witter Discover, 6.170%, due 08/29/00
              (a).........................................................       6,000,000
  4,000,000   Bank One NA, 6.170%, due 10/16/00...........................       3,999,296
  4,000,000   DaimlerChrysler N.A. Holding Corporation, 5.250%, due
              10/19/00....................................................       3,983,667
  4,000,000   Goldman Sachs Group L.P., 6.500%, due 12/22/00..............       4,000,000
  3,000,000   AT&T Capital Corporation, 6.875%, due 01/16/01..............       3,003,988
  6,000,000   Chrysler Financial Corporation, 5.150%, due 01/22/01........       5,937,899
 12,000,000   Bank of America Corporation, 5.340%, due 02/09/01...........      11,881,321
  3,000,000   Nationsbank Corporation, 5.670%, due 02/09/01...............       2,973,728
  6,000,000   Texaco Capital Incorporated, 6.650%, due 02/12/01...........       5,995,965
  3,000,000   Merrill Lynch & Company, 6.375%, due 02/28/01...............       3,000,000
  9,000,000   John Deere Capital Corporation, 6.750%, due 03/07/01........       9,000,000
  9,000,000   Associates Corporation of N.A., 6.030%, due 03/16/01 (a)....       8,993,730
 15,000,000   J.P. Morgan & Company, 6.120%, due 03/16/01 (a).............      15,000,000
  9,000,000   Bank One Corporation, 6.440%, due 04/04/01 (a)..............       9,012,675
  7,000,000   Merrill Lynch & Company, 6.110%, due 04/18/01 (a)...........       7,000,000
  8,000,000   E.I. Dupont De Numours & Company, 6.750%, due 04/19/01......       7,996,286
                                                                              ------------
                                                                               244,783,805
              U.S. GOVERNMENT AGENCY - 2.15%
 11,000,000   Federal National Mortgage Association, 5.270%, due
              02/02/01....................................................      10,904,043
                                                                              ------------
                                                                                10,904,043
                                                                              ------------
                                                    TOTAL INVESTMENTS -
                                                    99.59% ...............     504,395,997
                                                    OTHER ASSETS LESS
                                                    LIABILITIES - 0.41%
                                                    ......................       2,083,017
                                                                              ------------
                                                    NET ASSETS - 100% ....    $506,479,014
                                                                              ============

  (a) - Variable rate securities. The rates shown are the current rates as of
                                April 30, 2000.

                            See accompanying notes.

--------------------------------------------------------------------------------
                              OLDE CUSTODIAN FUND
--------------------------------------------------------------------------------

                            OLDE MONEY MARKET SERIES
                      STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2000
                                  (UNAUDITED)

ASSETS:
  Investments at amortized cost (Note 1)....................    $504,395,997
  Cash......................................................             521
  Interest receivable.......................................       2,458,444
  Prepaid expenses..........................................          87,566
                                                                ------------
      TOTAL ASSETS..........................................     506,942,528
LIABILITIES:
  Dividends payable (Note 2)................................         218,975
  Accrued expenses..........................................          94,299
  Payable to OLDE Asset Management, Inc.....................         150,240
                                                                ------------
      TOTAL LIABILITIES.....................................         463,514
                                                                ------------
NET ASSETS applicable to 506,479,014 outstanding shares,
  unlimited number of shares authorized, $0.01 par value....    $506,479,014
                                                                ============
NET ASSET VALUE, offering and redemption price per share on
  506,479,014 shares of beneficial interest outstanding.....           $1.00
                                                                ============

                            OLDE MONEY MARKET SERIES
                            STATEMENT OF OPERATIONS
                        SIX MONTHS ENDED APRIL 30, 2000
                                  (UNAUDITED)

INTEREST INCOME (Note 1):...................................      $15,600,891
EXPENSES:
  Management fees...........................................        1,135,381
  Transfer agent fees.......................................          737,737
  Custodian fees............................................           14,201
  Professional fees.........................................           11,101
  Accounting fees...........................................            7,573
  Printing and postage......................................           36,253
  Trustee fees..............................................            3,449
  Insurance.................................................            3,440
  Registration costs........................................           56,571
  12b-1 distribution costs..................................           48,737
                                                                  -----------
      TOTAL EXPENSES........................................        2,054,443
                                                                  -----------
NET INVESTMENT INCOME.......................................      $13,546,448
                                                                  ===========

                            See accompanying notes.

--------------------------------------------------------------------------------
                              OLDE CUSTODIAN FUND
--------------------------------------------------------------------------------

                            OLDE MONEY MARKET SERIES
                      STATEMENTS OF CHANGES IN NET ASSETS
                                  (UNAUDITED)

                                                              SIX MONTHS ENDED      YEAR ENDED
                                                               APRIL 30, 2000    OCTOBER 31, 1999
                                                              ----------------   ----------------
OPERATIONS:
  Net investment income.....................................  $    13,546,448    $    21,708,455
DIVIDENDS TO SHAREHOLDERS FROM:
  Net investment income.....................................      (13,546,448)       (21,708,455)
SHARE TRANSACTIONS (AT $1.00 PER SHARE):
  Proceeds from sales of shares.............................    1,441,580,467      2,158,159,629
  Net asset value of shares issued in reinvestment of
    dividends...............................................       12,661,976         20,486,319
                                                              ---------------    ---------------
                                                                1,454,242,443      2,178,645,948
  Cost of shares redeemed...................................   (1,435,530,244)    (2,146,795,037)
                                                              ---------------    ---------------
Net increase in shareholders' equity from share
  transactions..............................................       18,712,199         31,850,911
                                                              ---------------    ---------------
NET INCREASE IN SHAREHOLDERS' EQUITY........................       18,712,199         31,850,911
SHAREHOLDERS' EQUITY:
  At beginning of period....................................      487,766,815        455,915,904
                                                              ---------------    ---------------
  At end of period..........................................  $   506,479,014    $   487,766,815
                                                              ===============    ===============

                            OLDE MONEY MARKET SERIES
                              FINANCIAL HIGHLIGHTS
                                  (UNAUDITED)

For a share of capital stock outstanding throughout each period:

                                    SIX MONTHS ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
                                     APRIL 30, 2000       1999         1998         1997         1996
                                    ----------------   ----------   ----------   ----------   ----------
NET ASSET VALUE, BEGINNING OF
  PERIOD..........................       $1.00           $1.00        $1.00        $1.00        $1.00
                                        --------        --------     --------     --------     --------
INVESTMENT OPERATIONS:
  Net investment income...........        0.0515          0.0439       0.0476       0.0470       0.0460
DISTRIBUTIONS:
  Dividends from net investment
    income........................       (0.0515)        (0.0439)     (0.0476)     (0.0470)     (0.0460)
                                        --------        --------     --------     --------     --------
NET ASSET VALUE, END OF PERIOD....       $1.00           $1.00        $1.00        $1.00        $1.00
                                        ========        ========     ========     ========     ========
  Total return (annualized).......       +5.15%          +4.39%       +4.76%       +4.70%       +4.60%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000's
    omitted)......................     $506,479        $487,797     $455,916     $403,167     $373,147
  Ratio of expenses to average net
    assets........................        0.84%           0.90%        0.91%        0.95%        1.00%
  Ratio of net investment income
    to average net assets.........        5.15%           4.39%        4.76%        4.70%        4.60%

                            See accompanying notes.

--------------------------------------------------------------------------------
                              OLDE CUSTODIAN FUND
--------------------------------------------------------------------------------

                        OLDE PREMIUM MONEY MARKET SERIES
                            SCHEDULE OF INVESTMENTS
                                 APRIL 30, 2000
                                  (UNAUDITED)

 PRINCIPAL                                                                     AMORTIZED
  AMOUNT                                                                          COST
              DOMESTIC COMMERCIAL PAPER - 27.09%
$ 9,000,000   G.E. Capital Services, 6.500%, due 05/01/00.................    $  9,000,000
  6,065,000   Heller Financial Incorporated, 6.100%, due 05/02/00.........       6,063,972
  8,380,000   John Deere Capital Corporation, 6.010%, due 05/02/00........       8,378,601
  6,000,000   Heller Financial Incorporated, 6.090%, due 05/03/00.........       5,997,970
  5,500,000   Heller Financial Incorporated, 6.090%, due 05/04/00.........       5,497,209
 14,250,000   Prudential Funding, 6.010%, due 05/05/00....................      14,240,484
 12,235,000   Aetna Services Incorporated, 6.100%, due 05/08/00...........      12,220,488
  5,700,000   Aetna Services Incorporated, 6.100%, due 05/10/00...........       5,691,307
  8,360,000   Heller Financial Incorporated, 6.120%, due 05/10/00.........       8,347,209
 10,280,000   Xerox Credit Corporation, 6.060%, due 05/16/00..............      10,254,043
  6,585,000   Goldman Sachs Group L.P., 6.030%, due 05/18/00..............       6,566,249
  5,860,000   Associates Corporation of N.A. 6.040%, due 05/24/00.........       5,837,388
                                                                              ------------
                                                                                98,094,920
              YANKEE COMMERCIAL PAPER - 15.77%
  7,915,000   FCE Bank PLC, 6.020%, due 05/04/00..........................       7,911,029
  9,865,000   FCE Bank PLC, 6.020%, due 05/09/00..........................       9,851,803
  6,815,000   Repsol International Finance, 6.080%, due 05/15/00..........       6,798,886
 10,040,000   Total Fina, 6.020%, due 05/17/00............................      10,013,137
 13,305,000   Deutsche Bank Financial Incorporated, 6.060%, due
              05/25/00....................................................      13,251,248
  9,300,000   Bills Securitisation LTD, 6.100%, due 05/31/00..............       9,252,726
                                                                              ------------
                                                                                57,078,829
              BANK OBLIGATIONS - 9.39%
  7,000,000   First Tennessee Bank NA, 6.100%, due 05/26/00...............       7,000,000
  5,000,000   Rabobank Nederland New York, 5.310%, due 05/30/00...........       4,999,827
  5,000,000   UBS AG Stamford, 5.410%, due 06/01/00.......................       4,999,796
  5,000,000   UBS AG Stamford, 5.600%, due 06/26/00.......................       4,999,633
  5,000,000   Rabobank Nederland New York, 6.210%, due 12/06/00...........       4,998,570
  7,000,000   Rabobank Nederland New York, 6.510%, due 01/31/01...........       6,997,494
                                                                              ------------
                                                                                33,995,320

 PRINCIPAL                                                                     AMORTIZED
  AMOUNT                                                                          COST
              SHORT TERM NOTES - 45.24%
$ 3,000,000   Texaco Capital Incorporated, 5.110%, due 05/03/00...........    $  2,999,990
  6,000,000   Texaco Capital Incorporated, 5.941%, due 05/03/00 (a).......       5,999,971
  3,000,000   Toyota Motor Credit Corporation, 6.000%, due 05/19/00.......       2,991,143
  5,000,000   PNC Bank NA, 6.130%, due 05/26/00 (a).......................       4,999,990
  8,000,000   Chrysler Financial Corporation, 6.100%, due 06/09/00 (a)....       7,999,995
  4,000,000   IBM Corporation, 6.375%, due 06/15/00.......................       4,002,523
  2,000,000   John Deere Capital Corporation, 6.640%, due 06/19/00........       2,000,000
  4,000,000   J.P. Morgan & Company, 6.220%, due 06/23/00 (a).............       4,000,000
  5,000,000   National Rural Utilities CFC, 6.208%, due 06/26/00 (a)......       5,000,000
  3,000,000   DaimlerChrysler N.A. Holding Corporation, 6.011%, due
              07/06/00 (a)................................................       2,999,349
  2,000,000   Toyota Motor Credit Corporation, 5.770%, due 07/06/00.......       2,000,000
  5,000,000   Norwest Financial Incorporated, 6.175%, due 07/07/00 (a)....       4,999,596
  5,000,000   American Express Centurion Bank, 6.250%, due 07/13/00 (a)...       5,000,000
  8,000,000   Key Bank NA, 6.200%, due 07/14/00 (a).......................       7,999,208
  6,000,000   First Tennessee Bank NA, 6.090%, due 07/17/00 (a)...........       5,999,496
  5,000,000   American General Finance Corporation, 6.380%, due
              07/18/00....................................................       5,003,215
  6,000,000   Xerox Capital Europe, 6.221%, due 07/19/00 (a)..............       5,999,211
  7,000,000   IBM Credit Corporation, 5.580%, due 07/26/00................       6,997,581
  6,000,000   Ford Motor Credit Company, 6.058%, due 08/18/00 (a).........       5,998,552
  4,000,000   Morgan Stanley Dean Witter Discover, 6.170%, due 08/29/00
              (a).........................................................       4,000,000
  3,000,000   Bank One NA, 6.170%, due 10/16/00...........................       2,999,473
  3,000,000   DaimlerChrysler N.A. Holding Corp, 5.250%, due 10/19/00.....       2,987,751
  2,000,000   Goldman Sachs Group L.P., 6.500%, due 12/22/00..............       2,000,000
  2,100,000   Ford Motor Credit Company, 6.060%, due 12/27/00.............       2,095,862
  3,000,000   AT&T Capital Corporation, 6.875%, due 01/16/01..............       3,003,988
  3,810,000   Chrysler Financial Corporation, 5.150%, due 01/22/01........       3,770,566
  4,000,000   Nationsbank Corporation, 5.670%, due 02/09/01...............       3,964,970
  2,000,000   Texaco Capital Incorporated, 6.650%, due 02/12/01 (a).......       1,998,655
  2,000,000   Merrill Lynch & Company, 6.735%, due 02/28/01...............       2,000,000
  6,000,000   John Deere Capital Corporation, 6.750%, due 03/07/01........       6,000,000
  6,000,000   Associates Corporation of N.A. 6.030%, due 03/16/01 (a).....       5,995,820
 10,000,000   J.P. Morgan & Company, 6.120%, due 03/16/01 (a).............      10,000,000
  6,000,000   Bank One Corporation, 6.440%, due 04/04/01 (a)..............       6,008,450
  8,000,000   Merrill Lynch & Company, 6.110%, due 04/18/01 (a)...........       8,000,000
  6,000,000   E.I. Dupont De Nemours & Company, 6.750%, due 04/19/01......       5,997,214
                                                                              ------------
                                                                               163,812,569
              US GOVERNMENT AGENCY - 1.92%
  7,000,000   Federal National Mortgage Association, 5.270%, due
              02/02/01....................................................       6,938,937
                                                                              ------------
                                                                                 6,938,937
                                                                              ------------
                                                    TOTAL INVESTMENTS -
                                                    99.41% ...............     359,920,575
                                                    OTHER ASSETS LESS
                                                    LIABILITIES - 0.59%
                                                    ......................       2,148,739
                                                                              ------------
                                                    NET ASSETS - 100% ....    $362,069,314
                                                                              ============

  (a) - Variable rate securities. The rates shown are the current rates as of
                                April 30, 2000.

                            See accompanying notes.

--------------------------------------------------------------------------------
                              OLDE CUSTODIAN FUND
--------------------------------------------------------------------------------

                        OLDE PREMIUM MONEY MARKET SERIES
                      STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2000
                                  (UNAUDITED)

ASSETS:
  Investments at amortized cost (Note 1)....................      $359,920,575
  Cash......................................................             2,716
  Interest receivable.......................................         2,426,631
  Prepaid expenses..........................................            64,734
                                                                  ------------
    TOTAL ASSETS............................................       362,414,656
LIABILITIES:
  Dividends payable (Note 2)................................           168,109
  Accrued expenses..........................................            55,614
  Payable to OLDE Asset Management, Inc.....................           121,619
                                                                  ------------
    TOTAL LIABILITIES.......................................           345,342
NET ASSETS applicable to 362,069,314 outstanding shares,
  unlimited number of shares authorized, $0.01 par value....      $362,069,314
                                                                  ============
NET ASSET VALUE, offering and redemption price per share on
  362,069,314 shares of beneficial interest outstanding.....             $1.00
                                                                  ============

                        OLDE PREMIUM MONEY MARKET SERIES
                            STATEMENT OF OPERATIONS
                        SIX MONTHS ENDED APRIL 30, 2000
                                  (UNAUDITED)

INTEREST INCOME (Note 1):...................................      $10,928,655
EXPENSES:
  Management fees...........................................          522,063
  Transfer agent fees.......................................          246,471
  Custodian fees............................................           12,270
  Professional fees.........................................           12,817
  Accounting fees...........................................            8,250
  Printing and postage......................................           17,301
  Trustee fees..............................................            2,288
  Insurance.................................................            2,865
  Registration costs........................................           40,331
  12b-1 distribution costs..................................           65,102
                                                                  -----------
    TOTAL EXPENSES..........................................          929,758
                                                                  -----------
NET INVESTMENT INCOME.......................................      $ 9,998,897
                                                                  ===========

                            See accompanying notes.

--------------------------------------------------------------------------------
                              OLDE CUSTODIAN FUND
--------------------------------------------------------------------------------

                        OLDE PREMIUM MONEY MARKET SERIES
                      STATEMENTS OF CHANGES IN NET ASSETS
                                  (UNAUDITED)

                                                              SIX MONTHS ENDED      YEAR ENDED
                                                               APRIL 30, 2000    OCTOBER 31, 1999
                                                              ----------------   ----------------
OPERATIONS:
  Net investment income.....................................   $   9,998,897     $    17,204,553
DIVIDENDS TO SHAREHOLDERS FROM:
  Net investment income.....................................      (9,998,897)        (17,204,553)
SHARE TRANSACTIONS (AT $1.00 PER SHARE):
  Proceeds from sales of shares.............................     565,941,604       1,011,820,864
  Net asset value of shares issued in reinvestment of
    dividends...............................................       9,504,061          16,421,277
                                                               -------------     ---------------
                                                                 575,445,665       1,028,242,141
  Cost of shares redeemed...................................    (577,424,918)     (1,013,127,750)
                                                               -------------     ---------------
  Net change in shareholders' equity from share
    transactions............................................      (1,979,253)         15,114,391
                                                               -------------     ---------------
NET CHANGE IN SHAREHOLDERS' EQUITY..........................      (1,979,253)         15,114,391
SHAREHOLDERS' EQUITY:
  At beginning of period....................................     364,048,567         348,934,176
                                                               -------------     ---------------
  At end of period..........................................   $ 362,069,314     $   364,048,567
                                                               =============     ===============

                        OLDE PREMIUM MONEY MARKET SERIES
                              FINANCIAL HIGHLIGHTS
                                  (UNAUDITED)

For a share of capital stock outstanding throughout each period:

                                         SIX MONTHS
                                           ENDED        YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
                                       APRIL 30, 2000      1999         1998         1997         1996
                                       --------------   ----------   ----------   ----------   ----------
NET ASSET VALUE, BEGINNING OF
  PERIOD.............................       $1.00          $1.00        $1.00        $1.00        $1.00
                                          --------       --------     --------     --------     --------
INVESTMENT OPERATIONS:
  Net investment income..............      0.0540         0.0479       0.0519       0.0508       0.0490
DISTRIBUTIONS:
  Dividends from net investment
    income...........................     (0.0540)       (0.0479)     (0.0519)     (0.0508)     (0.0490)
                                          --------       --------     --------     --------     --------
NET ASSET VALUE, END OF PERIOD.......       $1.00          $1.00        $1.00        $1.00        $1.00
                                          ========       ========     ========     ========     ========
  Total return (annualized)..........      +5.40%         +4.79%       +5.19%       +5.08%       +4.90%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000's
    omitted).........................    $362,069       $364,049     $348,934     $289,963     $233,962
  Ratio of expenses to average net
    assets...........................       0.50%          0.52%        0.50%        0.58%        0.70%
  Ratio of net investment income to
    average net assets...............       5.40%          4.79%        5.19%        5.08%        4.90%

                            See accompanying notes.

--------------------------------------------------------------------------------
                              OLDE CUSTODIAN FUND
--------------------------------------------------------------------------------

                     OLDE PREMIUM PLUS MONEY MARKET SERIES
                            SCHEDULE OF INVESTMENTS
                                 APRIL 30, 2000
                                  (UNAUDITED)

 PRINCIPAL                                                                      AMORTIZED
  AMOUNT                                                                           COST
              DOMESTIC COMMERCIAL PAPER - 29.24%
$22,825,000   G.E. Capital Services, 6.050%, due 05/01/00.................    $   22,825,000
 21,000,000   American General Finance Corporation, 6.030%, due
              05/01/00....................................................        21,000,000
 15,400,000   Avnet Incorporated, 6.220%, due 05/01/00....................        15,400,000
 50,000,000   G.E. Capital Services, 6.050%, due 05/02/00.................        49,991,597
  2,125,000   Conagra Incorporated, 6.150%, due 05/02/00..................         2,124,637
 50,000,000   Goldman Sachs Group L.P., 6.060%, due 05/04/00..............        49,974,750
 50,000,000   CIT Group Incorporated, 6.030%, due 05/05/00................        49,966,500
 47,910,000   Aetna Services Incorporated, 6.100%, due 05/08/00...........        47,853,173
 50,000,000   CIT Group Incorporated, 6.030%, due 05/08/00................        49,941,375
 73,785,000   Prudential Funding, 6.010%, due 05/09/00....................        73,686,456
 20,000,000   Xerox Credit Corporation, 6.090%, due 05/10/00..............        19,969,550
 46,120,000   G.E. Capital Corporation, 6.010%, due 05/10/00..............        46,050,705
 50,000,000   G.E. Capital Corporation, 6.010%, due 05/11/00..............        49,916,528
 33,600,000   American General Finance Corporation, 6.010%, due
              05/12/00....................................................        33,538,297
 25,000,000   Aetna Services Incorporated, 6.100%, due 05/16/00...........        24,936,458
 37,050,000   Citicorp, 6.030%, due 05/16/00..............................        36,956,912
 50,000,000   Xerox Credit Corporation, 6.060%, due 05/17/00..............        49,865,333
 46,495,000   Salomon Smith Barney Holdings, 6.030%, due 05/23/00.........        46,323,666
 31,875,000   Salomon Smith Barney Holdings, 6.150%, due 06/08/00.........        31,668,079
                                                                              --------------
                                                                                 721,989,016
              YANKEE COMMERCIAL PAPER - 15.31%
 38,400,000   Total Fina, 6.010%, due 05/12/00............................        38,329,483
 15,700,000   FCE Bank PLC, 6.020%, due 05/12/00..........................        15,671,121
 45,000,000   Caisse Des Depots, 6.020%, due 05/15/00.....................        44,894,650
 40,000,000   France Telecom, 5.900%, due 05/15/00........................        39,908,222
 30,555,000   Repsol International Finance, 6.080%, due 05/19/00..........        30,462,113
 50,000,000   FCE Bank PLC, 6.030%, due 05/24/00..........................        49,807,375
 43,410,000   Deutsche Bank Financial Incorporated, 6.060%, due
              05/25/00....................................................        43,234,624
 44,125,000   Deutsche Bank Financial Incorporated, 6.070%, due
              05/26/00....................................................        43,939,001
 35,000,000   Deutsche Bank Financial Incorporated, 6.160%, due
              05/30/00....................................................        34,826,322
 37,160,000   Bills Securitisation LTD, 6.100%, due 05/31/00..............        36,971,103
                                                                              --------------
                                                                                 378,044,014
              BANK OBLIGATIONS - 9.02%
 50,000,000   First Tennessee Bank NA, 6.050%, due 05/18/00...............        50,000,000
 20,000,000   Rabobank Nederland New York, 5.310%, due 05/30/00...........        19,999,313
 20,000,000   UBS AG Stamford, 5.410%, due 06/01/00.......................        19,999,185
 25,000,000   UBS AG Stamford, 5.600%, due 06/14/00.......................        24,998,699
 20,000,000   UBS AG Stamford, 5.600%, due 06/26/00.......................        19,998,529
 45,000,000   Rabobank Nederland New York, 6.210%, due 12/06/00...........        44,987,131
 43,000,000   Rabobank Nederland New York, 6.510%, due 01/31/01...........        42,984,604
                                                                              --------------
                                                                                 222,967,461

 PRINCIPAL                                                                      AMORTIZED
  AMOUNT                                                                           COST
              SHORT TERM NOTES - 43.50%
$42,000,000   Texaco Capital Incorporated, 5.110%, due 05/03/00...........    $   41,999,844
 26,000,000   Texaco Capital Incorporated, 5.941%, due 05/03/00 (a).......        25,999,869
 12,000,000   Toyota Motor Credit Corporation, 6.100%, due 05/19/00.......        11,964,574
 13,000,000   PNC Bank NA, 6.130%, due 05/26/00 (a).......................        12,999,971
 10,000,000   IBM Corporation, 6.375%, due 06/15/00.......................        10,006,309
 12,000,000   John Deere Capital Corporation, 5.640%, due 06/19/00........        12,000,000
 16,000,000   J.P. Morgan & Company, 6.220%, due 06/23/00 (a).............        16,000,000
 45,000,000   National Rural Utilities CFC, 6.208%, due 06/26/00 (a)......        45,000,000
 40,000,000   Toyota Motor Credit Corporation, 5.770%, due 07/06/00.......        40,000,000
 18,000,000   DaimlerChrysler N.A. Holding Corporation, 6.011%, due
              07/06/00 (a)................................................        17,996,089
 37,000,000   Norwest Financial Incorporated, 6.175%, due 07/07/00 (a)....        36,997,017
 16,000,000   American Express Centurion, 6.250%, due 07/13/00 (a)........        16,000,000
 42,000,000   Key Bank NA, 6.200%, due 07/14/00 (a).......................        41,995,847
 36,000,000   First Tennessee Bank NA, 6.090%, due 07/17/00 (a)...........        35,996,976
 10,000,000   Paccar Financial Corporation, 5.540%, due 07/17/00..........         9,997,883
 45,000,000   Xerox Capital Europe, 6.221%, due 07/19/00 (a)..............        44,994,080
 33,945,000   Nationsbank NA, 6.280%, due 07/24/00........................        33,939,297
 48,000,000   IBM Credit Corporation, 5.580%, due 07/26/00................        47,983,421
 25,000,000   Goldman Sachs Group L.P., 6.180%, due 08/09/00 (a)..........        25,000,000
 36,000,000   Ford Motor Credit Company, 6.058%, due 08/18/00 (a).........        35,991,313
 21,000,000   Ford Motor Credit Company, 6.240%, due 08/18/00 (a).........        20,996,433
 40,000,000   Morgan Stanley Dean Witter Discover, 6.170%, due 08/29/00
              (a).........................................................        40,000,000
 16,000,000   Bank One Corporation, 6.250%, due 09/01/00..................        16,006,653
 20,000,000   Goldman Sachs Group L.P., 6.350%, due 09/18/00 (a)..........        20,014,387
 18,000,000   Bank One NA, 6.170%, due 10/16/00...........................        17,996,836
 19,000,000   DaimlerChrysler N.A. Holding Corporation, 5.250%, due
              10/19/00....................................................        18,922,418
 21,000,000   John Deere Capital Corporation, 6.250%, due 10/25/00........        20,996,222
 12,000,000   Caterpiller Financial Service Corporation, 6.180%, due
              11/17/00 (a)................................................        12,006,630
 19,000,000   Goldman Sachs Group L.P., 6.500%, due 12/22/00..............        19,000,000
 10,000,000   Ford Motor Credit Company, 6.060%, due 12/27/00.............         9,980,297
 14,505,000   AT&T Capital Corporation, 6.875%, due 01/16/01..............        14,524,284
  8,000,000   Bank of America Corporation, 5.340%, due 02/09/01...........         7,920,881
 17,000,000   Texaco Capital Incorporated, 6.650%, due 02/12/01 (a).......        16,988,567
 20,000,000   Merrill Lynch & Company, 6.735%, due 02/28/01...............        20,000,000
 45,000,000   John Deere Capital Corporation, 6.750%, due 03/07/01........        45,000,000
 35,000,000   Associates Corporation of N.A., 6.030%, due 03/16/01 (a)....        34,975,615
 75,000,000   J.P. Morgan & Company, 6.120%, due 03/16/01 (a).............        75,000,000
 30,000,000   Bank One Corporation, 6.440%, due 04/04/01 (a)..............        30,042,250
 35,000,000   Merrill Lynch & Company, 6.110%, due 04/18/01 (a)...........        35,000,000
 36,000,000   E.I. Dupont De Numours & Company, 6.750%, due 04/19/01......        35,983,286
                                                                              --------------
                                                                               1,074,217,249
              US GOVERNMENT AGENCY - 2.30%
 25,000,000   Student Loan Marketing Association, 6.232%, due 11/11/00
              (a).........................................................        24,997,314
 32,000,000   Federal National Mortgage Association, 6.270%, due 02/02/01
              (a).........................................................        31,720,853
                                                                              --------------
                                                                                  56,718,167
                                                                              --------------
                                                    TOTAL INVESTMENTS -
                                                    99.37% ...............     2,453,935,907
                                                    OTHER ASSETS LESS
                                                    LIABILITIES - 0.63% ..        15,617,987
                                                                              --------------
                                                    NET ASSETS - 100% ....    $2,469,553,894
                                                                              ==============

  (a) - Variable rate securities. The rates shown are the current rates as of
                                April 30, 2000.
                            See accompanying notes.

--------------------------------------------------------------------------------
                              OLDE CUSTODIAN FUND
--------------------------------------------------------------------------------

                     OLDE PREMIUM PLUS MONEY MARKET SERIES
                      STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2000
                                  (UNAUDITED)

ASSETS:
  Investments at amortized cost (Note 1)....................      $2,453,935,907
  Interest receivable.......................................          17,273,263
  Prepaid expenses..........................................             163,709
                                                                  --------------
    TOTAL ASSETS............................................       2,471,372,879
LIABILITIES:
  Dividends payable (Note 2)................................           1,174,287
  Accrued expenses..........................................             217,349
  Payable to OLDE Asset Management..........................             427,349
                                                                  --------------
      TOTAL LIABILITIES.....................................           1,818,985
                                                                  --------------
NET ASSETS applicable to 2,469,553,894 outstanding shares,
  unlimited number of shares authorized, $0.01 par value....      $2,469,553,894
                                                                  ==============
NET ASSET VALUE, offering and redemption price per share on
  2,469,553,894 shares of beneficial interest outstanding...               $1.00
                                                                  ==============

                     OLDE PREMIUM PLUS MONEY MARKET SERIES
                            STATEMENT OF OPERATIONS
                        SIX MONTHS ENDED APRIL 30, 2000
                                  (UNAUDITED)

INTEREST INCOME (Note 1):...................................      $75,421,503
EXPENSES:
  Management fees...........................................        1,799,694
  Transfer agent fees.......................................          285,271
  Custodian fees............................................          100,100
  Professional fees.........................................           12,419
  Accounting fees...........................................            8,250
  Printing and postage......................................           24,220
  Trustee fees..............................................           17,615
  Insurance.................................................           10,911
  Registration costs........................................          100,275
  12b-1 distribution costs..................................          848,130
                                                                  -----------
    TOTAL EXPENSES..........................................        3,206,885
Expenses waived and reimbursed..............................         (724,220)
                                                                  -----------
  NET EXPENSES..............................................        2,482,665
                                                                  -----------
NET INVESTMENT INCOME.......................................      $72,938,838
                                                                  ===========

                            See accompanying notes.

--------------------------------------------------------------------------------
                              OLDE CUSTODIAN FUND
--------------------------------------------------------------------------------

                     OLDE PREMIUM PLUS MONEY MARKET SERIES
                      STATEMENTS OF CHANGES IN NET ASSETS
                                  (UNAUDITED)

                                                              SIX MONTHS ENDED      YEAR ENDED
                                                               APRIL 30, 2000    OCTOBER 31, 1999
                                                              ----------------   ----------------
OPERATIONS:
  Net investment income.....................................  $    72,938,838    $   131,547,325
DIVIDENDS TO SHAREHOLDERS FROM:
  Net investment income.....................................      (72,938,838)      (131,547,325)
SHARE TRANSACTIONS (AT $1.00 PER SHARE):
  Proceeds from sales of shares.............................    2,524,277,825      4,221,923,872
  Net asset value of shares issued in reinvestment of
    dividends...............................................       70,256,138        127,771,342
                                                              ---------------    ---------------
                                                                2,594,533,963      4,349,695,214
  Cost of shares redeemed...................................   (2,773,430,799)    (4,100,388,721)
                                                              ---------------    ---------------
  Net change in shareholders' equity from share
    transactions............................................     (178,896,836)       249,306,493
                                                              ---------------    ---------------
NET CHANGE IN SHAREHOLDERS' EQUITY..........................     (178,896,836)       249,306,493
SHAREHOLDERS' EQUITY:
  At beginning of period....................................    2,648,450,730      2,399,144,237
                                                              ---------------    ---------------
  At end of period..........................................  $ 2,469,553,894    $ 2,648,450,730
                                                              ===============    ===============

                     OLDE PREMIUM PLUS MONEY MARKET SERIES
                              FINANCIAL HIGHLIGHTS
                                  (UNAUDITED)

For a share of capital stock outstanding throughout each period:

                                      SIX MONTHS
                                        ENDED        YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
                                    APRIL 30, 2000      1999         1998         1997         1996
                                    --------------   ----------   ----------   ----------   ----------
NET ASSET VALUE, BEGINNING OF
  PERIOD..........................       $1.00          $1.00        $1.00        $1.00        $1.00
                                      ----------     ----------   ----------   ----------   ----------
INVESTMENT OPERATIONS:
  Net investment income...........        0.0570         0.0512       0.0548       0.0552       0.0560
DISTRIBUTIONS:
  Dividends from net investment
    income........................       (0.0570)       (0.0512)     (0.0548)     (0.0552)     (0.0560)
                                      ----------     ----------   ----------   ----------   ----------
NET ASSET VALUE, END OF PERIOD....       $1.00          $1.00        $1.00        $1.00        $1.00
                                      ==========     ==========   ==========   ==========   ==========
  Total return (annualized)              +5.70%         +5.12%       +5.48%       +5.52%       +5.60%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000's
    omitted)......................   $2,469,554     $2,648,451   $2,399,144   $2,067,279   $1,825,480
  Ratio of net expenses to average
    net assets....................        0.19%          0.20%        0.20%        0.14%       --
  Ratio of total expenses to
    average net assets............        0.25%          0.26%        0.26%        0.27%        0.36%
  Ratio of net investment income
    to average net assets.........        5.70%          5.12%        5.48%        5.52%        5.60%

                            See accompanying notes.

--------------------------------------------------------------------------------
                              OLDE CUSTODIAN FUND
--------------------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS
                                 APRIL 30, 2000
                                  (UNAUDITED)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
OLDE Custodian Fund (the Fund) is a business trust established under the laws of Massachusetts and is registered under the Investment Company Act of 1940 as a diversified, open-end management company. Three series of the Fund are currently offered for sale: OLDE Money Market Series, OLDE Premium Money Market Series and OLDE Premium Plus Money Market Series.
NATURE OF OPERATIONS
The investment objective of each series is maximum current income, consistent with preservation of capital and liquidity.

SECURITY VALUATION
The Fund utilizes the amortized cost method to determine the carrying value of its investment securities. Under this method, investment securities are valued for both financial reporting and Federal tax purposes at cost and any discount or premium is amortized from the date of acquisition to maturity. The use of this method results in a carrying value which approximates the market value. Since the Fund's portfolio investments are valued at amortized cost, there will normally not be any unrealized gains or losses on such investments. However, should the carrying value of the Fund's investment deviate significantly from market value, the Board of Trustees could decide to value the investments at market value.

Investment securities purchases and sales are accounted for on a trade-date basis.

INTEREST INCOME
Interest income is recorded daily on the accrual basis, adjusted for amortization of premium and accretion of discount.

EXPENSES
Expenses of each series are accrued daily.

USE OF ACCOUNTING ESTIMATES
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. DIVIDENDS TO SHAREHOLDERS
On each day the New York Stock Exchange is open for business, the Fund declares dividends of its daily net investment income to shareholders of record prior to the declaration.

Each series calculates its dividends based on its daily net investment income. For this purpose, the net investment income of each series consists of (1) accrued interest income adjusted for amortized discount or premium, (2) any short-term realized gains or losses on investments, and (3) a deduction for accrued expenses allocated to that series.

3. FEDERAL INCOME TAXES
The Internal Revenue Code of 1986, as amended, treats each series of the Fund as a separate regulated investment company. It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its income to shareholders. Therefore, no Federal income tax provision is required in the accompanying financial statements.

4. TRANSACTIONS WITH AFFILIATES
The Fund has an Investment Advisory Agreement with OLDE Asset Management, Inc. (the Adviser). Under the current agreement, the Adviser receives a monthly management fee equal to an annual rate of the average daily net asset value of each series in accordance with the following schedule:

OLDE Money Market Series                                                   0.50%
OLDE Premium Money Market Series                                           0.30%
OLDE Premium Plus Money Market Series                                      0.15%

The Advisory Agreement also provides for the Adviser to reimburse a series for the aggregate expenses of a series (excluding taxes, brokerage fees, and, to the extent permitted by state securities laws, extraordinary expenses) which exceed 2% of its first $10 million in assets, 1 1/2% of the next $20 million and 1% of assets in excess of $30 million.

The Fund has an Accounting Service Agreement with the Advisor. Under the current agreement, the Adviser receives a fixed fee of $1,375 per month for each series.

The Fund has a Shareholder Services Agreement with OLDE Discount Corporation (OLDE Discount). Under the current agreement, OLDE Discount receives a fixed fee of $24 per beneficial account per annum.

The Fund has an Underwriting Agreement with OLDE Discount. As underwriter for the Fund, OLDE Discount received no commissions for the six months ended April 30, 2000. For the six months ended April 30, 2000, the Fund made no direct payments to its officers and affiliated trustees and incurred trustee fees of $23,352 to unaffiliated trustees.

Effective January 1, 1997 through January 1, 2001, the Adviser has voluntarily agreed to limit expenses of OLDE Premium Plus Money Market Series to no more than .25% of average net assets. The Adviser may, in its discretion, reimburse additional expenses of the Series. For the six months ended April 30, 2000, the Series incurred total expenses of $3,206,885. OLDE Discount waived 12b-1 expenses of $724,220.

5. DISTRIBUTION ASSISTANCE
Under a Plan and Agreement of Distribution pursuant to Rule 12b-1 of the Investment Company Act of 1940, OLDE Discount is entitled to reimbursement of certain expenses of distribution in an amount not to exceed an annual rate of the average daily net asset value of each series in accordance with the following schedule:

OLDE Money Market Series                                                   0.25%
OLDE Premium Money Market Series                                           0.15%
OLDE Premium Plus Money Market Series                                      0.15%

For the six months ended April 30, 2000, the annualized percentage rate of 12b-1 expense was (.02% for OLDE Money Market Series, .04% for OLDE Premium Money Market Series and .07% for OLDE Premium Plus Money Market Series.)

6. INVESTMENT SECURITIES TRANSACTIONS
Investment securities transactions for the six months ended April 30, 2000 are as follows:

  OLDE Money Market Series:
    Purchases:  $1,643,746,720
    Sales (including maturities):  $1,632,500,706
  OLDE Premium Money Market Series:
    Purchases:  $1,186,563,320
    Sales (including maturities):  $1,193,087,899
  OLDE Premium Plus Money Market Series:
    Purchases:  $7,519,399,269
    Sales (including maturities):  $7,731,108,123

7. BANK LINE OF CREDIT
At April 30, 2000 a secured line of credit in the amount of $10,000,000 was available to the Fund. This line of credit is cancelable by the bank. Advances under the line bear interest at the federal funds rate plus 1/2%. There have been no borrowings under this line as of April 30, 2000.

8. H&R BLOCK PURCHASE OF OLDE FINANCIAL CORPORATION
On December 1, 1999 OLDE Financial Corporation and its subsidiaries, including OLDE Asset Management, Inc. were acquired by H&R Block, Inc., through Block Financial Corporation. This transaction resulted in an "assignment" of the advisory agreements between OLDE Asset Management, Inc. (the "Adviser") and each of the three series of the Fund. The advisory agreements terminated automatically upon this assignment. The Adviser continued to act as adviser to each series pursuant to an exemption granted by the SEC while seeking shareholder approval of new advisory agreements.

Special Meetings of the Shareholders of each series were scheduled for January 18, 2000, but quorums were not present for any of the three series. The meetings were adjourned until March 3, 2000. At that time, a quorum was present for OLDE Premium Money Market Series and OLDE Premium Plus Money Market Series. The shareholders approved the new advisory agreements as follows:

  OLDE Premium Money Market Series:
    For                                                              159,101,958
    Against                                                           11,550,350
    Abstain                                                           29,732,091

Accordingly, the Advisory Agreement between OLDE Asset Management, Inc. and OLDE Premium Money Market Series was approved.

  OLDE Premium Plus Money Market Series:
    For                                                            1,171,430,690
    Against                                                           97,238,226
    Abstain                                                          180,971,893

Accordingly, the Advisory Agreement between OLDE Asset Management, Inc. and OLDE Premium Plus Money Market Series was approved.

A quorum was not present for OLDE Money Market Series and the meeting was adjourned until April 7, 2000. At that time a quorum was present and the shareholders approved the new advisory agreement as follows:

  For                                                                218,062,005
  Against                                                             19,698,818
  Abstain                                                             44,387,200

Accordingly, the Advisory Agreement between OLDE Asset Management, Inc. and OLDE Money Market Series was approved.

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